Trade Accounts Receivable, Net - Summary of Trade Accounts Receivable and Allowance for Expected Credit Loss (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 1,654	$ 1,637
ECL allowance	121	$ 116	$ 119	$ 109
Mexico [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	284
ECL allowance	$ 38
ECL average rate	13.70%
United States [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 477
ECL allowance	$ 8
ECL average rate	1.70%
Europe, Middle East, Africa and Asia [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 766
ECL allowance	$ 51
ECL average rate	6.70%
South, Central America And Caribbean [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 94
ECL allowance	$ 20
ECL average rate	21.30%
Other country [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 33
ECL allowance	$ 4
ECL average rate	12.10%